Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 5,551	$ 5,886
Short-term bank deposits	10,706	6,590
Money market funds, reverse repos and other cash equivalents	22,853	26,298
Total	$ 39,110	$ 38,774	$ 40,246	$ 36,970